SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of financial assets receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounting Policies [Abstract]
Financial assets receivable	¥ 601,985		¥ 294,733
Allowance for credit losses of financial assets receivable	(385)		(1,250)
Financial assets receivable, net	¥ 601,600	$ 86,028	¥ 293,483